Events after the reporting period - Dividends declared (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Jul. 30, 2021	Jan. 01, 2021	May 31, 2021	Apr. 30, 2021
Events after the reporting period
Dividends declared	$ 46,000	$ 50
Dividends declared per share	$ 2,300	$ 2,500
Dividends paid			$ 49,000	$ 49,000